Treasury Stock Retired (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Share Repurchases [Line Items]
Retirement of treasury stock (Shares)	140,000
Retirement of treasury stock	¥ 24,195
Retirement of Treasury Stock
Share Repurchases [Line Items]
Date of the meeting of the board of directors	Mar. 28, 2011